UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

Fidelity® Emerging Markets Debt
Central Fund

Semiannual Report

June 30, 2011

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

EMC-SANN-0811
1.926208.100

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 17, 2011 to June 30, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual	.0210%	$ 1,000.00	$ 1,034.40	$ .06 A
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.69	$ .11B

A Actual expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the period March 17, 2011 to June 30, 2011).

B Hypothetical expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Summary (Unaudited)

Top Five Countries as of June 30, 2011
(excluding cash equivalents)	% of fund's net assets
Venezuela	9.8
Argentina	9.1
Turkey	7.6
Russia	7.5
Mexico	6.7
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets
Russian Federation	7.2
Argentine Republic	6.7
Turkish Republic	6.6
Venezuelan Republic	5.2
Petroleos de Venezuela SA	4.6
30.3
Asset Allocation (% of fund's net assets)
As of June 30, 2011
Corporate Bonds 35.6%
Government Obligations 60.8%
Supranational Obligations 0.1%
Other Investments 0.9%
Short-Term Investments and Net Other Assets 2.6%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.6%
		Principal Amount (b)	Value
Argentina - 2.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (d)		$ 220,500	$ 237,864
City of Buenos Aires 12.5% 4/6/15 (d)		825,000	933,488
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (d)		150,000	151,500
Pan American Energy LLC 7.875% 5/7/21 (d)		150,000	160,125
Transportadora de Gas del Sur SA 7.875% 5/14/17 (d)		530,000	514,100
YPF SA 10% 11/2/28		140,000	161,700
TOTAL ARGENTINA			2,158,777
Brazil - 3.3%
Banco Bradesco SA 5.9% 1/16/21 (d)		150,000	151,500
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (d)		250,000	265,000
Banco Votorantim SA 5.25% 2/11/16 (d)		400,000	406,000
BFF International Ltd. 7.25% 1/28/20 (d)		250,000	265,000
Braskem Finance Ltd. 7% 5/7/20 (d)		150,000	163,313
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (d)		200,000	205,000
Globo Comunicacoes e Participacoes SA 6.25% (c)(d)(e)		900,000	949,500
Itau Unibanco Holding SA 6.2% 12/21/21 (d)		200,000	203,500
Net Servicos de Comunicacao SA 7.5% 1/27/20		100,000	114,250
OGX Petroleo e Gas Participacoes SA 8.5% 6/1/18 (d)		200,000	202,750
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (d)		225,000	244,125
Telemar Norte Leste SA 5.5% 10/23/20 (d)		150,000	147,945
Votorantim Cimentos SA 7.25% 4/5/41 (d)		200,000	198,000
TOTAL BRAZIL			3,515,883
British Virgin Islands - 0.1%
Gerdau Trade, Inc. 5.75% 1/30/21 (d)		150,000	152,438
Canada - 0.4%
Pacific Rubiales Energy Corp. 8.75% 11/10/16		300,000	338,250
Sino-Forest Corp. 6.25% 10/21/17 (d)		150,000	69,000
TOTAL CANADA			407,250
Cayman Islands - 1.8%
Braskem Finance Ltd. 5.75% 4/15/21 (d)		200,000	201,000
CSN Islands XII Corp. 7% (Reg. S) (e)		600,000	589,500
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (d)		150,000	156,938
Odebrecht Finance Ltd.:
6% 4/5/23 (d)		200,000	199,000
7% 4/21/20 (d)		150,000	164,813
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		$ 225,000	$ 243,000
8.375% 12/10/18		255,000	314,288
TOTAL CAYMAN ISLANDS			1,868,539
Chile - 0.2%
Automotores Gildemeister SA 8.25% 5/24/21 (d)		165,000	168,506
Colombia - 0.3%
BanColombia SA:
4.25% 1/12/16 (d)		150,000	150,750
5.95% 6/3/21 (d)		165,000	166,898
TOTAL COLOMBIA			317,648
Dominican Republic - 0.1%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (d)		175,000	153,475
Egypt - 0.3%
African Export-Import Bank 8.75% 11/13/14		300,000	338,250
El Salvador - 0.5%
Telemovil Finance Co. Ltd. 8% 10/1/17 (d)		500,000	527,500
Georgia - 0.2%
Georgian Railway Ltd. 9.875% 7/22/15		150,000	166,688
Indonesia - 0.9%
Indo Energy Finance BV 7% 5/7/18 (d)		200,000	206,000
PT Adaro Indonesia 7.625% 10/22/19 (d)		325,000	360,750
PT Pertamina Persero:
5.25% 5/23/21 (d)		235,000	237,350
6.5% 5/27/41 (d)		200,000	198,500
TOTAL INDONESIA			1,002,600
Ireland - 0.6%
SCF Capital Ltd. 5.375% 10/27/17 (d)		200,000	200,000
VIP Finance Ireland Ltd. 7.748% 2/2/21 (d)		200,000	205,500
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (d)		175,000	177,406
TOTAL IRELAND			582,906
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Kazakhstan - 0.6%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (d)		$ 200,000	$ 207,000
Zhaikmunai Finance BV 10.5% 10/19/15 (d)		450,000	480,938
TOTAL KAZAKHSTAN			687,938
Korea (South) - 0.2%
Export-Import Bank of Korea 5.1% 10/29/13 (d)	INR	12,100,000	260,951
Luxembourg - 2.8%
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		125,000	142,813
7.75% 11/3/20 (d)		200,000	217,250
Aquarius Investments Luxemburg 8.25% 2/18/16		200,000	214,060
Evraz Group SA:
8.25% 11/10/15 (d)		150,000	166,875
9.5% 4/24/18 (Reg. S)		225,000	258,750
MHP SA 10.25% 4/29/15 (d)		145,000	154,788
RSHB Capital SA:
6% 6/3/21 (d)		200,000	201,500
9% 6/11/14 (d)		100,000	114,140
SB Capital SA 5.4% 3/24/17 (Reg. S)		150,000	155,813
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (c)		250,000	253,125
TMK Capital SA 7.75% 1/27/18		200,000	207,250
TNK-BP Finance SA 7.5% 7/18/16		150,000	168,563
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		610,000	667,188
TOTAL LUXEMBOURG			2,922,115
Mexico - 2.8%
Alestra SA de RL de CV 11.75% 8/11/14		425,000	486,625
Gruma SAB de CV 7.75% (Reg. S) (e)		350,000	350,000
Kansas City Southern de Mexico SA de CV:
6.125% 6/15/21 (d)		65,000	64,838
6.625% 12/15/20 (d)		150,000	154,875
12.5% 4/1/16		404,000	480,760
Petroleos Mexicanos:
5.5% 1/21/21		225,000	236,250
6% 3/5/20		225,000	246,375
6.625% (d)(e)		650,000	654,875
8% 5/3/19		200,000	248,000
TOTAL MEXICO			2,922,598
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Mongolia - 0.1%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13 (Reg. S)		$ 150,000	$ 154,125
Multi-National - 0.4%
Eastern and Southern African Trade and Development Bank 6.875% 1/9/16 (Reg. S)		200,000	195,000
International Bank for Reconstruction & Development 8.2% 12/12/12	NGN	40,000,000	263,003
TOTAL MULTI-NATIONAL			458,003
Netherlands - 4.4%
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		150,000	154,125
DTEK Finance BV 9.5% 4/28/15 (d)		225,000	238,500
HSBK (Europe) BV:
7.25% 5/3/17 (d)		400,000	408,000
9.25% 10/16/13 (d)		325,000	353,438
Indosat Palapa Co. BV 7.375% 7/29/20 (d)		150,000	166,125
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		125,000	134,375
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (d)		200,000	211,000
7% 5/5/20 (d)		225,000	247,500
8.375% 7/2/13 (d)		225,000	245,813
9.125% 7/2/18 (d)		275,000	338,250
11.75% 1/23/15 (d)		350,000	434,455
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		325,000	377,813
7.75% 1/20/20 (d)		250,000	292,500
8% 8/7/19 (d)		175,000	206,938
Metinvest BV 10.25% 5/20/15 (d)		125,000	136,100
VimpelCom Holdings BV:
4.2465% 6/29/14 (d)(f)		200,000	200,000
7.5043% 3/1/22 (d)		480,000	480,000
TOTAL NETHERLANDS			4,624,932
Pakistan - 0.5%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (d)		500,000	490,000
Paraguay - 0.4%
BBVA Paraguay SA 9.75% 2/11/16 (d)		375,000	408,750
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
Peru - 0.6%
Banco de Credito del Peru:
4.75% 3/16/16 (d)		$ 365,000	$ 360,438
5.375% 9/16/20 (d)		250,000	236,875
TOTAL PERU			597,313
Philippines - 1.3%
Development Bank of Philippines:
5.5% 3/25/21		200,000	198,000
8.375% (e)(f)		485,000	538,350
National Power Corp. 6.875% 11/2/16 (d)		150,000	171,750
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (d)		200,000	237,000
7.39% 12/2/24 (d)		200,000	237,000
TOTAL PHILIPPINES			1,382,100
Russia - 0.3%
MTS International Funding Ltd. 8.625% 6/22/20 (d)		300,000	341,640
Singapore - 0.2%
STATS ChipPAC Ltd. 7.5% 8/12/15 (d)		150,000	161,250
Trinidad & Tobago - 0.2%
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		229,167	232,604
Turkey - 1.0%
Akbank T.A.S. 5.125% 7/22/15 (d)		225,000	222,750
Turkiye Garanti Bankasi AS:
2.774% 4/20/16 (d)(f)		200,000	198,500
6.25% 4/20/21 (d)		400,000	388,500
Turkiye Is Bankasi AS 5.1% 2/1/16 (d)		200,000	197,500
TOTAL TURKEY			1,007,250
Ukraine - 0.2%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		200,000	218,500
United Kingdom - 2.8%
Afren PLC 11.5% 2/1/16 (d)		200,000	218,500
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		1,550,000	1,555,890
Ferrexpo Finance PLC 7.875% 4/7/16 (d)		230,000	236,325
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (f)		175,000	149,625
Nonconvertible Bonds - continued
		Principal Amount (b)	Value
United Kingdom - continued
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (c)		$ 375,000	$ 337,500
Vedanta Resources PLC:
6.75% 6/7/16 (d)		255,000	255,000
8.25% 6/7/21 (d)		200,000	202,000
TOTAL UNITED KINGDOM			2,954,840
United States of America - 1.5%
Drummond Co., Inc. 7.375% 2/15/16		220,000	222,200
Korea Development Bank 4% 9/9/16		200,000	204,680
NII Capital Corp.:
7.625% 4/1/21		110,000	114,675
10% 8/15/16		200,000	232,000
Pemex Project Funding Master Trust 6.625% 6/15/35		500,000	521,875
Southern Copper Corp. 6.75% 4/16/40		345,000	334,719
TOTAL UNITED STATES OF AMERICA			1,630,149
Venezuela - 4.6%
Petroleos de Venezuela SA:
4.9% 10/28/14		1,075,000	825,063
5.25% 4/12/17		700,000	439,250
5.375% 4/12/27		1,840,000	920,000
5.5% 4/12/37		925,000	453,250
Petroleos de Venezuela SA 144A:
8.5% 11/2/17 (d)		1,505,000	1,109,938
12.75% 2/17/22 (d)		1,295,000	1,058,663
TOTAL VENEZUELA			4,806,164
TOTAL NONCONVERTIBLE BONDS (Cost $37,330,649)			37,621,682
Government Obligations - 60.8%

Argentina - 7.1%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		658,639	581,249
0.4677% 8/3/12 (f)		2,797,500	2,738,526
2.5% 12/31/38 (c)		625,000	271,875
7% 9/12/13		1,785,000	1,812,519
7% 10/3/15		1,680,000	1,625,400
Government Obligations - continued
		Principal Amount (b)	Value
Argentina - continued
Provincia de Cordoba 12.375% 8/17/17 (d)		$ 350,000	$ 365,750
Provincia de Neuquen Argentina 7.875% 4/26/21 (d)		135,000	138,038
TOTAL ARGENTINA			7,533,357
Bahamas (Nassau) - 0.2%
Bahamian Republic 6.95% 11/20/29 (d)		225,000	243,000
Bahrain - 0.2%
Bahrain Kingdom 5.5% 3/31/20		200,000	195,500
Barbados - 0.2%
Barbados Government 7.25% 12/15/21 (d)		225,000	236,250
Belarus - 0.8%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		650,000	585,000
8.95% 1/26/18		300,000	264,000
TOTAL BELARUS			849,000
Bermuda - 0.2%
Bermuda Government 5.603% 7/20/20 (d)		150,000	166,125
Brazil - 2.3%
Brazilian Federative Republic:
5.625% 1/7/41		450,000	461,700
6% 1/17/17		305,000	356,545
7.125% 1/20/37		350,000	431,375
8.25% 1/20/34		110,000	150,975
8.75% 2/4/25		175,000	248,500
10.125% 5/15/27		225,000	352,125
12.25% 3/6/30		220,000	402,600
TOTAL BRAZIL			2,403,820
Bulgaria - 0.1%
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		120,000	140,100
Colombia - 1.7%
Colombian Republic:
7.375% 1/27/17		225,000	275,625
7.375% 9/18/37		425,000	535,500
10.375% 1/28/33		400,000	632,000
11.75% 2/25/20		200,000	309,000
TOTAL COLOMBIA			1,752,125
Congo - 0.3%
Congo Republic 3% 6/30/29 (c)		427,500	277,875
Government Obligations - continued
		Principal Amount (b)	Value
Croatia - 1.2%
Croatia Republic:
6.375% 3/24/21 (d)		$ 450,000	$ 466,313
6.625% 7/14/20 (d)		475,000	502,906
6.75% 11/5/19 (d)		300,000	323,313
TOTAL CROATIA			1,292,532
Dominican Republic - 0.8%
Dominican Republic:
1.2156% 8/30/24 (f)		250,000	220,625
7.5% 5/6/21 (d)		225,000	234,000
9.04% 1/23/18 (d)		191,271	214,702
9.5% 9/27/11 (Reg. S)		153,699	156,388
TOTAL DOMINICAN REPUBLIC			825,715
Egypt - 0.3%
Arab Republic of Egypt:
5.75% 4/29/20 (d)		125,000	125,438
6.875% 4/30/40 (d)		175,000	168,438
TOTAL EGYPT			293,876
El Salvador - 0.8%
El Salvador Republic:
7.375% 12/1/19 (d)		150,000	165,000
7.625% 2/1/41 (d)		150,000	153,750
7.65% 6/15/35 (Reg. S)		225,000	232,875
7.75% 1/24/23 (Reg. S)		175,000	197,750
8.25% 4/10/32 (Reg. S)		100,000	111,750
TOTAL EL SALVADOR			861,125
Gabon - 0.3%
Gabonese Republic 8.2% 12/12/17 (d)		250,000	293,125
Georgia - 0.3%
Georgia Republic 6.875% 4/12/21 (d)		345,000	353,625
Ghana - 0.9%
Ghana Republic:
8.5% 10/4/17 (d)		200,000	225,500
14.99% 3/11/13	GHS	1,100,000	749,346
TOTAL GHANA			974,846
Hungary - 1.1%
Hungarian Republic:
6.25% 1/29/20		250,000	263,750
Government Obligations - continued
		Principal Amount (b)	Value
Hungary - continued
Hungarian Republic: - continued
6.375% 3/29/21		$ 588,000	$ 620,340
7.625% 3/29/41		288,000	311,040
TOTAL HUNGARY			1,195,130
Iceland - 0.2%
Republic of Iceland 4.875% 6/16/16 (d)		165,000	165,619
Indonesia - 3.0%
Indonesian Republic:
4.875% 5/5/21 (d)		200,000	205,500
5.875% 3/13/20 (d)		425,000	472,813
6.625% 2/17/37 (d)		275,000	305,938
6.875% 1/17/18 (d)		250,000	292,825
7.5% 1/15/16 (d)		150,000	177,945
7.75% 1/17/38 (d)		450,000	563,625
8.5% 10/12/35 (Reg. S)		350,000	472,500
11.625% 3/4/19 (d)		450,000	664,875
TOTAL INDONESIA			3,156,021
Iraq - 0.7%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		800,000	720,000
Jordan - 0.2%
Jordanian Kingdom 3.875% 11/12/15		200,000	190,500
Lebanon - 0.7%
Lebanese Republic 4% 12/31/17		737,750	711,043
Lithuania - 0.9%
Lithuanian Republic:
5.125% 9/14/17 (d)		125,000	128,438
6.125% 3/9/21 (d)		150,000	159,188
6.75% 1/15/15 (d)		300,000	330,375
7.375% 2/11/20 (d)		325,000	374,563
TOTAL LITHUANIA			992,564
Mexico - 3.9%
United Mexican States:
5.125% 1/15/20		702,000	758,160
5.625% 1/15/17		554,000	630,175
5.75% 10/12/10		375,000	349,500
5.95% 3/19/19		302,000	346,545
6.05% 1/11/40		1,002,000	1,066,128
6.75% 9/27/34		425,000	494,063
Government Obligations - continued
		Principal Amount (b)	Value
Mexico - continued
United Mexican States: - continued
7.5% 4/8/33		$ 200,000	$ 252,000
8.3% 8/15/31		190,000	260,300
TOTAL MEXICO			4,156,871
Nigeria - 0.4%
Republic of Nigeria 6.75% 1/28/21 (d)		350,000	367,500
Pakistan - 0.7%
Islamic Republic of Pakistan 7.125% 3/31/16 (d)		875,000	756,875
Peru - 1.2%
Peruvian Republic:
5.625% 11/18/50		375,000	353,438
7.35% 7/21/25		175,000	213,063
8.75% 11/21/33		495,000	674,438
TOTAL PERU			1,240,939
Philippines - 1.4%
Philippine Republic:
5.5% 3/30/26		200,000	205,000
6.375% 1/15/32		150,000	164,445
6.375% 10/23/34		200,000	219,260
6.5% 1/20/20		225,000	262,125
9.5% 2/2/30		175,000	254,188
10.625% 3/16/25		240,000	366,000
TOTAL PHILIPPINES			1,471,018
Poland - 0.1%
Polish Government 3.875% 7/16/15		150,000	154,875
Russia - 7.2%
Russian Federation:
3.625% 4/29/15 (d)		500,000	512,500
5% 4/29/20 (d)		800,000	825,040
7.5% 3/31/30 (Reg. S)		4,203,900	4,954,275
11% 7/24/18 (Reg. S)		100,000	142,750
12.75% 6/24/28 (Reg. S)		650,000	1,150,500
TOTAL RUSSIA			7,585,065
Senegal - 0.2%
Republic of Senegal 8.75% 5/13/21 (d)		200,000	205,750
Serbia - 1.6%
Republic of Serbia 6.75% 11/1/24 (d)		1,737,000	1,737,000
Government Obligations - continued
		Principal Amount (b)	Value
Sri Lanka - 0.8%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (d)		$ 350,000	$ 352,625
7.4% 1/22/15 (d)		325,000	354,250
8.25% 10/24/12 (d)		150,000	159,938
TOTAL SRI LANKA			866,813
Turkey - 6.6%
Turkish Republic:
5.625% 3/30/21		325,000	340,113
6% 1/14/41		200,000	194,800
6.75% 4/3/18		500,000	568,500
6.75% 5/30/40		500,000	540,000
6.875% 3/17/36		875,000	962,500
7% 9/26/16		550,000	630,025
7.25% 3/15/15		325,000	370,663
7.25% 3/5/38		575,000	660,963
7.375% 2/5/25		900,000	1,066,050
7.5% 7/14/17		500,000	587,750
7.5% 11/7/19		400,000	474,800
11.875% 1/15/30		350,000	595,000
TOTAL TURKEY			6,991,164
Ukraine - 2.1%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (d)		325,000	338,813
Ukraine Government:
6.25% 6/17/16 (d)		200,000	199,800
6.385% 6/26/12 (d)		375,000	384,375
6.75% 11/14/17 (d)		425,000	427,125
6.875% 9/23/15 (d)		225,000	232,538
7.65% 6/11/13 (d)		225,000	236,363
7.75% 9/23/20 (d)		200,000	207,300
7.95% 2/23/21 (d)		200,000	208,300
TOTAL UKRAINE			2,234,614
United Arab Emirates - 0.2%
United Arab Emirates 7.75% 10/5/20 (Reg. S)		150,000	159,188
United States of America - 2.0%
U.S. Treasury Bonds 3.875% 8/15/40		2,277,000	2,084,878
Government Obligations - continued
		Principal Amount (b)	Value
Uruguay - 1.0%
Uruguay Republic:
6.875% 9/28/25		$ 125,000	$ 152,188
7.875% 1/15/33 pay-in-kind		275,000	347,188
8% 11/18/22		450,000	582,300
TOTAL URUGUAY			1,081,676
Venezuela - 5.2%
Venezuelan Republic:
6% 12/9/20		350,000	216,650
7% 3/31/38		300,000	171,750
8.5% 10/8/14		365,000	330,325
9% 5/7/23 (Reg. S)		1,450,000	1,042,550
9.25% 9/15/27		950,000	712,500
9.25% 5/7/28 (Reg. S)		590,000	411,820
9.375% 1/13/34		510,000	359,040
10.75% 9/19/13		365,000	360,438
12.75% 8/23/22		1,300,000	1,163,500
13.625% 8/15/18		685,000	681,575
TOTAL VENEZUELA			5,450,148
Vietnam - 1.7%
Vietnamese Socialist Republic:
1.274% 3/12/16 (f)		239,131	227,174
4% 3/12/28 (c)		1,100,000	929,500
6.75% 1/29/20 (d)		225,000	234,000
6.875% 1/15/16 (d)		375,000	399,375
TOTAL VIETNAM			1,790,049
TOTAL GOVERNMENT OBLIGATIONS (Cost $62,889,830)			64,157,296
Supranational Obligations - 0.1%

Eurasian Development Bank 7.375% 9/29/14 (d) (Cost $136,323)		125,000	137,500
Sovereign Loan Participations - 0.9%

Indonesia - 0.9%
Indonesian Republic loan participation Goldman Sachs 1.25% 12/14/19 (f) (Cost $906,698)		953,704	904,826
Money Market Funds - 0.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (a) (Cost $694,423)	694,423	$ 694,423
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $101,957,923)		103,515,727
NET OTHER ASSETS (LIABILITIES) - 1.9%		2,013,299
NET ASSETS - 100%		$ 105,529,026
Currency Abbreviations
GHS	-	Ghana Cedi
INR	-	Indian rupee
NGN	-	Nigerian naira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,957,506 or 36.9% of net assets.

(e) Security is perpetual in nature with no stated maturity date.
(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,396
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 37,621,682	$ -	$ 37,621,682	$ -
Government Obligations	64,157,296	-	64,157,296	-
Supranational Obligations	137,500	-	137,500	-
Sovereign Loan Participations	904,826	-	904,826	-
Money Market Funds	694,423	694,423	-	-
Total Investments in Securities:	$ 103,515,727	$ 694,423	$ 102,821,304	$ -
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.0%
AAA,AA,A	1.9%
BBB	29.4%
BB	26.3%
B	30.9%
CCC,CC,C	0.5%
Not Rated	6.4%
Short-Term Investments and Net Other Assets	2.6%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $101,263,500)	$ 102,821,304
Fidelity Central Funds (cost $694,423)	694,423
Total Investments (cost $101,957,923)		$ 103,515,727
Cash		155,500
Receivable for investments sold		833,287
Receivable for fund shares sold		16,882
Interest receivable		1,902,990
Distributions receivable from Fidelity Central Funds		235
Other receivables		98
Total assets		106,424,719

Liabilities
Payable for investments purchased	$ 855,733
Payable for fund shares redeemed	37,595
Other payables and accrued expenses	2,365
Total liabilities		895,693

Net Assets		$ 105,529,026
Net Assets consist of:
Paid in capital		$ 103,682,547
Undistributed net investment income		116,217
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		172,252
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,558,010
Net Assets, for 10,361,822 shares outstanding		$ 105,529,026
Net Asset Value, offering price and redemption price per share ($105,529,026 ÷ 10,361,822 shares)		$ 10.18

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Operations

	For the period March 17, 2011 (commencement of operations) to June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 13,759
Interest		1,743,582
Income from Fidelity Central Funds		2,396
Total income		1,759,737

Expenses
Custodian fees and expenses	$ 6,142
Independent directors' compensation	123
Total expenses before reductions	6,265
Expense reductions	(166)	6,099
Net investment income (loss)		1,753,638
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	177,560
Foreign currency transactions	(5,308)
Total net realized gain (loss)		172,252
Change in net unrealized appreciation (depreciation) on: Investment securities	1,557,804
Assets and liabilities in foreign currencies	206
Total change in net unrealized appreciation (depreciation)		1,558,010
Net gain (loss)		1,730,262
Net increase (decrease) in net assets resulting from operations		$ 3,483,900

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period March 17, 2011 (commencement of operations) to June 30, 2011 (Unaudited)
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,753,638
Net realized gain (loss)	172,252
Change in net unrealized appreciation (depreciation)	1,558,010
Net increase (decrease) in net assets resulting from operations	3,483,900
Distributions to shareholders from net investment income	(1,637,421)
Share transactions Proceeds from sales of shares	102,746,295
Reinvestment of distributions	1,637,421
Cost of shares redeemed	(701,169)
Net increase (decrease) in net assets resulting from share transactions	103,682,547
Total increase (decrease) in net assets	105,529,026

Net Assets
Beginning of period	$ -
End of period (including undistributed net investment income of $116,217)	$ 105,529,026
Other Information Shares
Sold	10,269,529
Issued in reinvestment of distributions	161,575
Redeemed	(69,282)
Net increase (decrease)	10,361,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

Period ended June 30, 2011 G (Unaudited)
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.174
Net realized and unrealized gain (loss)	.168
Total from investment operations	.342
Distributions from net investment income	(.162)
Net asset value, end of period	$ 10.18
Total Return B,C	3.44%
Ratios to Average Net Assets E,H
Expenses before reductions	.02% A
Expenses net of fee waivers, if any	.02% A
Expenses net of all reductions	.02% A
Net investment income (loss)	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,529
Portfolio turnover rate F	13% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 17, 2011 (commencement of operations) to June 30, 2011.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity Emerging Markets Debt Central Fund (the Fund) is a non-diversified fund of Fidelity Hanover Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds).

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, supranational obligations, U.S. government and government agency obligations and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,985,059
Gross unrealized depreciation	(326,992)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,658,067

Tax cost	$ 101,857,660

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $107,810,026 and $10,695,104, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain exceptions such as interest expense.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $123.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $43, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Fund.

9. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Emerging Markets Debt Central Fund

On January 19, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board and the Research Committee reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. The Board noted Fidelity Management & Research Company (FMR)'s continued focus on strengthening the organization and discipline of equity portfolio management and research.

Administrative Services. The Board considered the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund. The Board also considered the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians.

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by FMR or its affiliates and ultimately to enhance the performance of those investment companies and accounts. The Board considered the Investment Advisers' strength in fundamental, research-driven emerging markets bond selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Semiannual Report

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that while the fund does not pay a management fee, FMR, on behalf of the fund, pays a management fee to FMR Co., Inc. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid to FMR Co., Inc. by FMR on behalf of the fund and the fund's projected total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all other expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board received information explaining that the fund is a centralized vehicle for the management of securities on a pooled basis. The Board also noted that those Fidelity funds investing in the fund will benefit from investing in one centralized fund as the fund may deliver more uniform asset class performance and offer additional opportunities to generate returns and diversify the investing funds' fixed income allocations.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Hanover Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2011